UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

April 30, 2021
Semiannual Report
to Shareholders
DWS Global High Income Fund

Contents
3	Letter to Shareholders
4	Performance Summary
9	Portfolio Management Team
10	Portfolio Summary
12	Investment Portfolio
30	Statement of Assets and Liabilities
32	Statement of Operations
33	Statements of Changes in Net Assets
34	Financial Highlights
40	Notes to Financial Statements
55	Information About Your Fund’s Expenses
57	Liquidity Risk Management
58	Advisory Agreement Board Considerations and Fee Evaluation
63	Account Management Resources
65	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Bond investments are subject to interest-rate credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds” ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS Global High Income Fund

Letter to Shareholders
Dear Shareholder:
The economic outlook remains positive overall, buoyed by progress in the handling of the pandemic, good corporate earnings and support from central banks. While the U.S. and Asia are acting as growth engines, there is still some uncertainty whether the current momentum is sustainable.
Inflation has come back into focus sooner than expected as a result of the combination of the growth upswing, stimulus packages, expansive central banks, and, most recently, sharply rising oil prices. These circumstances may, to a great extent, prove to be a temporary phenomenon driven by one-time, pandemic-related effects. For example, the massive underutilization of productive capacity and labor in 2020 depressed prices last year. Normalization of commodity prices alone is providing a significant base effect. Together with pent-up demand for many goods, especially in services, this is likely to increase inflationary pressure this year, before it then subsides as economic activity returns to a more typical level.
Whether central banks will be able to leave interest rates at their current low levels is another critical question for the markets this year. Again, our CIO Office believes that government bond yields are likely to rise only temporarily this year.
The scope and pace of recovery is likely to remain uneven among regions, asset classes and investment sectors. We believe that this underscores the value add of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds.
Thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,
Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
DWS Global High Income Fund	| 3

Performance Summary	April 30, 2021 (Unaudited)
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/21
Unadjusted for Sales Charge	6.00%	16.04%	6.55%	5.82%
Adjusted for the Maximum Sales Charge (max 4.50% load)	1.23%	10.82%	5.58%	5.34%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†	7.98%	19.89%	7.43%	6.69%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		19.82%	7.04%	5.89%
Adjusted for the Maximum Sales Charge (max 4.50% load)		14.43%	6.06%	5.41%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†		24.05%	7.94%	6.74%
Class T	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/21
Unadjusted for Sales Charge	6.15%	16.21%	6.58%	5.80%
Adjusted for the Maximum Sales Charge (max 2.50% load)	3.49%	13.31%	6.04%	5.53%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†	7.98%	19.89%	7.43%	6.69%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		19.80%	7.04%	5.87%
Adjusted for the Maximum Sales Charge (max 2.50% load)		16.81%	6.50%	5.60%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†		24.05%	7.94%	6.74%

4 |	DWS Global High Income Fund

Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/21
Unadjusted for Sales Charge	5.59%	15.32%	5.79%	5.04%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.59%	15.32%	5.79%	5.04%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†	7.98%	19.89%	7.43%	6.69%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		18.87%	6.28%	5.11%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		18.87%	6.28%	5.11%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†		24.05%	7.94%	6.74%
Class R6	6-Month ‡	1-Year	Life of Class*
Average Annual Total Returns as of 4/30/21
No Sales Charges	6.32%	16.62%	6.42%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†	7.98%	19.89%	6.29%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
No Sales Charges		20.24%	6.31%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†		24.05%	6.17%
Class S	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/21
No Sales Charges	6.08%	16.39%	6.79%	6.06%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†	7.98%	19.89%	7.43%	6.69%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
No Sales Charges		19.96%	7.28%	6.11%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†		24.05%	7.94%	6.74%

DWS Global High Income Fund	| 5

Institutional Class	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/21
No Sales Charges	6.14%	16.37%	6.88%	6.14%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†	7.98%	19.89%	7.43%	6.69%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
No Sales Charges		20.18%	7.34%	6.21%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index†		24.05%	7.94%	6.74%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2021, are 0.94%, 0.91%, 1.67%, 1.06%, 0.74% and 0.68% for Class A, Class T, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Institutional Class shares of DWS Global High Income Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
6 |	DWS Global High Income Fund

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

                                                  Yearly periods ended April 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on November 1, 2016.
†	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index contains all securities in the ICE BofA Global High Yield Index that are non-financials and from developed markets countries, but caps issuer exposure at 2%. The index is hedged 100% to the USD by selling each foreign currency forward at the one-month forward weight.
‡	Total returns shown for periods less than one year are not annualized.

DWS Global High Income Fund	| 7

	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Net Asset Value
4/30/21	$ 6.96	$ 6.97	$ 6.99	$ 6.94	$ 7.00	$ 6.94
10/31/20	$ 6.71	$ 6.71	$ 6.74	$ 6.68	$ 6.75	$ 6.69
Distribution Information as of 4/30/21
Income Dividends, Six Months	$ .15	$ .15	$ .13	$ .16	$ .16	$ .16
April Income Dividend	$ .0251	$ .0250	$ .0208	$ .0267	$ .0263	$ .0264
SEC 30-day Yield‡‡	2.89%	3.02%	2.28%	3.33%	3.23%	3.28%
Current Annualized Distribution Rate‡‡	4.39%	4.36%	3.62%	4.68%	4.57%	4.63%
‡‡	The SEC yield is net investment income per share earned over the month ended April 30, 2021, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 2.84%, 2.87%, 2.22%, 3.30%, 3.11% and 3.23% for Class A, Class T, Class C, Class R6, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. The current annualized distribution rate is the latest quarterly dividend shown as an annualized percentage of net asset value on April 30, 2021. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 4.34%, 4.21%, 3.56%, 4.65%, 4.45% and 4.58% for Class A, Class T, Class C, Class R6, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
8 |	DWS Global High Income Fund

Portfolio Management Team
Gary Russell, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2006.
—	Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.
—	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.
—	Co-Head of US Credit — Head of US High Yield Bonds and Loans: New York.
—	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.
Thomas R. Bouchard, Senior Portfolio Manager & Team Lead Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2016.
—	Joined DWS in 2006. Prior to joining, he served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.
—	Portfolio Manager for High Yield Strategies: New York.
—	BS, University of Wisconsin — Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.
Lonnie Fox, Senior Portfolio Manager & Team Lead Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—	Joined DWS in 2004. Prior to his current role, he worked as a high yield credit analyst. Prior to joining, he served as a business analyst at Deloitte Consulting.
—	Portfolio Manager for High Yield Strategies: New York.
—	BS, Cornell University; MBA in Finance and Strategy, New York University, Stern School of Business.
DWS Global High Income Fund	| 9

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/21	10/31/20
Corporate Bonds	99%	98%
Loan Participations and Assignments	1%	1%
Government & Agency Securities	0%	0%
Cash Equivalents	0%	1%
Warrants	0%	0%
Common Stocks	0%	0%
	100%	100%
Sector Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	4/30/21	10/31/20
Consumer Discretionary	21%	20%
Communication Services	17%	19%
Materials	15%	14%
Industrials	13%	12%
Energy	12%	10%
Health Care	8%	9%
Real Estate	4%	3%
Financials	3%	2%
Consumer Staples	3%	5%
Utilities	2%	4%
Information Technology	2%	2%
	100%	100%
Geographical Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	4/30/21	10/31/20
United States	63%	64%
Canada	9%	9%
Netherlands	6%	7%
United Kingdom	3%	4%
France	3%	3%
Germany	3%	3%
Luxembourg	2%	2%
Italy	2%	2%
Ireland	2%	2%
Cayman Islands	2%	1%
Other	5%	3%
	100%	100%
10 |	DWS Global High Income Fund

Quality (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents )	4/30/21	10/31/20
BBB	2%	6%
BB	56%	60%
B	37%	31%
CCC	5%	3%
Not Rated	0%	0%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 12. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 63 for contact information.
DWS Global High Income Fund	| 11

Investment Portfolio	as of April 30, 2021 (Unaudited)
	Principal Amount ($)(a)		Value ($)
Corporate Bonds 98.6%
Communication Services 16.4%
Altice Financing SA, 144A, 5.0%, 1/15/2028		1,085,000	1,070,081
Altice France Holding SA:
144A, 6.0%, 2/15/2028		855,000	848,417
144A, 10.5%, 5/15/2027		2,110,000	2,376,831
Altice France SA:
144A, 3.375%, 1/15/2028	EUR	1,000,000	1,184,216
144A, 5.125%, 1/15/2029		249,000	249,625
144A, 5.5%, 1/15/2028		1,470,000	1,514,394
144A, 7.375%, 5/1/2026		3,221,000	3,339,533
144A, 8.125%, 2/1/2027		2,238,000	2,453,407
Arches Buyer, Inc.:
144A, 4.25%, 6/1/2028		375,000	373,594
144A, 6.125%, 12/1/2028		180,000	184,500
Avaya, Inc., 144A, 6.125%, 9/15/2028		1,520,000	1,615,000
C&W Senior Financing DAC, 144A, 6.875%, 9/15/2027		1,130,000	1,197,800
CCO Holdings LLC:
144A, 4.75%, 3/1/2030		1,250,000	1,304,688
144A, 5.0%, 2/1/2028		1,015,000	1,060,675
144A, 5.125%, 5/1/2027		3,435,000	3,594,948
Clear Channel Worldwide Holdings, Inc.:
144A, 5.125%, 8/15/2027		2,755,000	2,796,325
9.25%, 2/15/2024		387,000	403,931
Cogent Communications Group, Inc., 3.5%, 5/1/2026 (b)		1,060,000	1,060,000
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		4,300,000	4,259,956
CommScope, Inc.:
144A, 7.125%, 7/1/2028		800,000	865,000
144A, 8.25%, 3/1/2027		1,110,000	1,189,088
Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028		1,820,000	1,960,777
CSC Holdings LLC:
144A, 5.0%, 11/15/2031 (b)		730,000	731,369
144A, 5.5%, 4/15/2027		750,000	786,427
144A, 5.75%, 1/15/2030		1,195,000	1,270,434
144A, 6.5%, 2/1/2029		1,425,000	1,574,625
144A, 7.5%, 4/1/2028		1,200,000	1,321,500
Diamond Sports Group LLC, 144A, 5.375%, 8/15/2026		445,000	324,850
DISH DBS Corp.:
5.875%, 11/15/2024		830,000	897,944
7.375%, 7/1/2028		535,000	577,760
The accompanying notes are an integral part of the financial statements.
12 |	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
7.75%, 7/1/2026		800,000	922,000
Endure Digital, Inc., 144A, 6.0%, 2/15/2029		1,645,000	1,575,087
Entercom Media Corp., 144A, 6.75%, 3/31/2029		700,000	721,000
Frontier Communications Corp.:
144A, 5.0%, 5/1/2028		1,645,000	1,679,956
144A, 5.875%, 10/15/2027		890,000	945,625
144A, 6.75%, 5/1/2029		1,095,000	1,153,539
iHeartCommunications, Inc., 144A, 5.25%, 8/15/2027		1,600,000	1,656,000
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029		1,145,000	1,174,701
144A, 6.75%, 10/15/2027		1,710,000	1,838,250
Outfront Media Capital LLC:
144A, 4.25%, 1/15/2029		825,000	819,646
144A, 5.0%, 8/15/2027		1,200,000	1,237,500
QualityTech LP, 144A, 3.875%, 10/1/2028		1,620,000	1,634,175
Radiate Holdco LLC:
144A, 4.5%, 9/15/2026		660,000	671,550
144A, 6.5%, 9/15/2028		2,380,000	2,477,723
Sable International Finance Ltd., 144A, 5.75%, 9/7/2027		1,335,000	1,400,081
Telecom Italia Capital SA, 6.375%, 11/15/2033		1,950,000	2,291,211
Telecom Italia SpA, 144A, 5.303%, 5/30/2024		7,550,000	8,246,110
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		2,000,000	2,118,000
Uber Technologies, Inc.:
144A, 6.25%, 1/15/2028		305,000	331,355
144A, 7.5%, 5/15/2025		1,200,000	1,297,500
144A, 7.5%, 9/15/2027		495,000	545,871
UPC Holding BV, REG S, 3.875%, 6/15/2029	EUR	1,000,000	1,219,129
ViaSat, Inc.:
144A, 5.625%, 9/15/2025		1,275,000	1,303,688
144A, 5.625%, 4/15/2027 (c)		925,000	968,938
144A, 6.5%, 7/15/2028		1,090,000	1,150,255
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		964,000	961,185
Virgin Media Secured Finance PLC:
144A, 5.5%, 8/15/2026		2,290,000	2,376,127
144A, 5.5%, 5/15/2029		3,805,000	4,068,497
Vodafone Group PLC, 7.0%, 4/4/2079		3,690,000	4,497,811
VTR Comunicaciones SpA, 144A, 4.375%, 4/15/2029		1,620,000	1,628,100
Ziggo Bond Co. BV:
144A, 3.375%, 2/28/2030	EUR	3,550,000	4,219,971
144A, 6.0%, 1/15/2027		1,450,000	1,515,250
Ziggo BV:
144A, 2.875%, 1/15/2030	EUR	1,060,000	1,285,472
The accompanying notes are an integral part of the financial statements.
DWS Global High Income Fund	| 13

	Principal Amount ($)(a)		Value ($)
144A, 4.875%, 1/15/2030		1,285,000	1,320,620
144A, 5.5%, 1/15/2027		4,981,000	5,180,638
			108,820,256
Consumer Discretionary 21.5%
1011778 BC Unlimited Liability Co.:
144A, 3.5%, 2/15/2029		620,000	604,500
144A, 3.875%, 1/15/2028		4,860,000	4,920,750
144A, 4.375%, 1/15/2028		1,315,000	1,331,437
Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	510,000	632,273
Affinity Gaming, 144A, 6.875%, 12/15/2027		1,380,000	1,464,877
American Builders & Contractors Supply Co. Inc., 144A, 3.875%, 11/15/2029 (b)		1,320,000	1,318,350
Beacon Roofing Supply Inc., 144A, 4.125%, 5/15/2029 (b)		380,000	379,050
Beazer Homes U.S.A., Inc., 5.875%, 10/15/2027		300,000	316,500
BK LC Lux Finco1 Sarl, 144A, 5.25%, 4/30/2029	EUR	578,000	707,409
Bloomin' Brands, Inc., 144A, 5.125%, 4/15/2029		585,000	599,625
Boyd Gaming Corp.:
4.75%, 12/1/2027		1,770,000	1,814,409
6.0%, 8/15/2026		590,000	612,125
Caesars Entertainment, Inc.:
144A, 6.25%, 7/1/2025		2,915,000	3,099,228
144A, 8.125%, 7/1/2027		3,940,000	4,378,049
Caesars Resort Collection LLC, 144A, 5.75%, 7/1/2025		160,000	168,443
Carnival Corp.:
144A, 5.75%, 3/1/2027		2,045,000	2,156,207
144A, 7.625%, 3/1/2026		1,154,000	1,263,630
144A, 9.875%, 8/1/2027		1,440,000	1,692,000
144A, 10.5%, 2/1/2026		885,000	1,043,105
144A, 11.5%, 4/1/2023		1,480,000	1,700,816
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,870,000	2,321,274
REG S, 4.375%, 5/15/2026	EUR	1,850,000	2,296,447
144A, 6.75%, 5/15/2025		770,000	826,788
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026		2,115,000	2,191,669
Dana, Inc.:
4.25%, 9/1/2030 (b)		1,070,000	1,080,700
5.375%, 11/15/2027		505,000	537,557
5.625%, 6/15/2028		300,000	323,250
Empire Communities Corp., 144A, 7.0%, 12/15/2025		1,090,000	1,166,300
EVOCA SpA, 144A, 3-month EURIBOR + 4.25%, 4.25% (d), 11/1/2026	EUR	530,000	592,589
The accompanying notes are an integral part of the financial statements.
14 |	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
Ford Motor Co.:
4.346%, 12/8/2026		750,000	792,904
8.5%, 4/21/2023		740,000	828,800
9.0%, 4/22/2025		2,865,000	3,498,881
9.625%, 4/22/2030		1,800,000	2,524,500
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025		2,494,000	2,551,636
5.113%, 5/3/2029		1,370,000	1,496,314
5.125%, 6/16/2025		2,520,000	2,752,848
Forestar Group, Inc., 144A, 3.85%, 5/15/2026		1,130,000	1,141,808
Foundation Building Materials, Inc., 144A, 6.0%, 3/1/2029		1,300,000	1,289,730
Hilton Domestic Operating Co., Inc., 144A, 5.375%, 5/1/2025		270,000	284,351
IAA, Inc., 144A, 5.5%, 6/15/2027		630,000	662,288
International Game Technology PLC, 144A, 4.125%, 4/15/2026		1,160,000	1,195,276
Jaguar Land Rover Automotive PLC:
144A, 5.875%, 1/15/2028		2,100,000	2,128,087
144A, 7.75%, 10/15/2025		1,110,000	1,203,739
Kapla Holding SAS, REG S, 3.375%, 12/15/2026	EUR	1,100,000	1,314,413
L Brands, Inc.:
144A, 6.625%, 10/1/2030		820,000	945,017
6.875%, 11/1/2035		1,840,000	2,231,000
144A, 9.375%, 7/1/2025		590,000	748,563
Lkq Italia Bondco Di Lkq Italia Bondco Gp SRL E C SAPA, 144A, 3.875%, 4/1/2024	EUR	880,000	1,141,537
M/I Homes, Inc., 4.95%, 2/1/2028		1,270,000	1,335,468
Macy’s Retail Holdings LLC, 144A, 5.875%, 4/1/2029 (c)		510,000	523,362
Marriott Ownership Resorts, Inc., 144A, 6.125%, 9/15/2025		1,810,000	1,920,862
Mattel, Inc., 144A, 3.375%, 4/1/2026		825,000	854,057
Melco Resorts Finance Ltd.:
144A, 5.375%, 12/4/2029		225,000	239,501
144A, 5.75%, 7/21/2028		600,000	645,300
Meritage Homes Corp., 144A, 3.875%, 4/15/2029		1,200,000	1,233,612
Meritor, Inc.:
144A, 4.5%, 12/15/2028		160,000	162,000
144A, 6.25%, 6/1/2025		410,000	438,645
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		1,200,000	1,199,628
Mobilux Finance SAS, 144A, 5.5%, 11/15/2024	EUR	700,000	850,458
Murphy Oil U.S.A., Inc.:
4.75%, 9/15/2029		495,000	519,750
5.625%, 5/1/2027		405,000	424,391
The accompanying notes are an integral part of the financial statements.
DWS Global High Income Fund	| 15

	Principal Amount ($)(a)	Value ($)
NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024	1,410,000	1,353,459
144A, 5.875%, 3/15/2026	3,040,000	3,176,800
NCL Finance Ltd., 144A, 6.125%, 3/15/2028	575,000	605,659
Peninsula Pacific Entertainment LLC, 144A, 8.5%, 11/15/2027	800,000	850,800
PetSmart, Inc.:
144A, 4.75%, 2/15/2028	480,000	495,000
144A, 7.75%, 2/15/2029	450,000	487,562
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025	1,058,000	1,125,448
Real Hero Merger Sub 2, Inc., 144A, 6.25%, 2/1/2029	835,000	863,841
Rent-A-Center, Inc., 144A, 6.375%, 2/15/2029	590,000	639,843
Royal Caribbean Cruises Ltd.:
3.7%, 3/15/2028	700,000	664,839
144A, 5.5%, 4/1/2028	1,415,000	1,483,910
144A, 9.125%, 6/15/2023	2,750,000	3,035,890
144A, 10.875%, 6/1/2023	1,115,000	1,280,020
144A, 11.5%, 6/1/2025	500,000	579,220
Scientific Games International, Inc.:
144A, 7.0%, 5/15/2028	2,765,000	2,972,375
144A, 7.25%, 11/15/2029	1,445,000	1,589,384
SeaWorld Parks & Entertainment, Inc., 144A, 9.5%, 8/1/2025	1,150,000	1,248,693
Spectrum Brands, Inc., 144A, 5.0%, 10/1/2029	260,000	274,950
Staples, Inc., 144A, 7.5%, 4/15/2026	1,950,000	2,018,250
Stars Group Holdings BV, 144A, 7.0%, 7/15/2026	2,295,000	2,398,275
Suburban Propane Partners LP, 5.75%, 3/1/2025	300,000	306,000
Superior Plus LP, 144A, 4.5%, 3/15/2029	2,395,000	2,440,601
Taylor Morrison Communities, Inc.:
144A, 5.125%, 8/1/2030	750,000	826,095
144A, 5.75%, 1/15/2028	1,425,000	1,608,469
Tenneco, Inc., 144A, 7.875%, 1/15/2029	158,000	177,900
Travel & Leisure Co.:
5.65%, 4/1/2024	1,100,000	1,196,250
6.6%, 10/1/2025	658,000	744,432
144A, 6.625%, 7/31/2026	1,260,000	1,444,275
TRI Pointe Group, Inc.:
5.25%, 6/1/2027	415,000	446,125
5.7%, 6/15/2028	830,000	921,516
United Rentals North America, Inc., 5.25%, 1/15/2030	1,000,000	1,093,750
Univar Solutions U.S.A., Inc., 144A, 5.125%, 12/1/2027	1,500,000	1,567,455
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025	910,000	965,738
The accompanying notes are an integral part of the financial statements.
16 |	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027		1,720,000	1,685,548
144A, 7.0%, 2/15/2029		375,000	388,594
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029		180,000	182,925
White Cap Buyer LLC, 144A, 6.875%, 10/15/2028		720,000	764,100
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/2028		680,000	693,716
Wolverine World Wide, Inc., 144A, 6.375%, 5/15/2025		1,470,000	1,569,166
Wyndham Hotels & Resorts, Inc., 144A, 4.375%, 8/15/2028		590,000	608,998
Wynn Las Vegas LLC, 144A, 5.5%, 3/1/2025		1,200,000	1,281,000
Wynn Macau Ltd.:
144A, 5.5%, 1/15/2026		1,230,000	1,293,037
144A, 5.625%, 8/26/2028		3,060,000	3,220,650
Wynn Resorts Finance LLC, 144A, 5.125%, 10/1/2029		1,210,000	1,250,753
ZF Europe Finance BV:
REG S, 1.25%, 10/23/2023	EUR	2,200,000	2,675,588
REG S, 2.0%, 2/23/2026	EUR	3,200,000	3,879,892
REG S, 3.0%, 10/23/2029	EUR	1,700,000	2,141,928
			143,136,802
Consumer Staples 2.8%
Albertsons Companies, Inc.:
144A, 4.625%, 1/15/2027		100,000	104,000
144A, 5.875%, 2/15/2028		530,000	564,450
Casino Guichard Perrachon SA, REG S, 1.865%, 6/13/2022	EUR	800,000	959,568
Chobani LLC, 144A, 4.625%, 11/15/2028		330,000	339,900
Edgewell Personal Care Co., 144A, 5.5%, 6/1/2028		730,000	775,625
JBS Investments II GmbH, 144A, 5.75%, 1/15/2028		4,121,000	4,379,387
JBS U.S.A. LUX SA:
144A, 5.5%, 1/15/2030		980,000	1,078,010
144A, 6.5%, 4/15/2029		1,585,000	1,779,178
144A, 6.75%, 2/15/2028		1,930,000	2,132,457
Kraft Heinz Foods Co., 144A, 4.25%, 3/1/2031		1,040,000	1,146,791
Nomad Foods Bondco PLC, 144A, 3.25%, 5/15/2024	EUR	1,300,000	1,575,331
Pilgrim’s Pride Corp., 144A, 5.875%, 9/30/2027		2,050,000	2,175,562
Triton Water Holdings, Inc., 144A, 6.25%, 4/1/2029		400,000	405,000
U.S. Foods, Inc., 144A, 4.75%, 2/15/2029		1,090,000	1,099,538
			18,514,797
Energy 12.1%
Antero Midstream Partners LP:
5.375%, 9/15/2024		675,000	685,969
144A, 5.75%, 3/1/2027		1,805,000	1,825,306
The accompanying notes are an integral part of the financial statements.
DWS Global High Income Fund	| 17

	Principal Amount ($)(a)	Value ($)
144A, 5.75%, 1/15/2028	770,000	784,638
Antero Resources Corp.:
144A, 7.625%, 2/1/2029	1,955,000	2,120,100
144A, 8.375%, 7/15/2026	710,000	797,245
Apache Corp.:
4.875%, 11/15/2027	585,000	617,468
5.1%, 9/1/2040	664,000	680,683
Archrock Partners LP:
144A, 6.25%, 4/1/2028	2,105,000	2,200,579
144A, 6.875%, 4/1/2027	845,000	898,869
Ascent Resources Utica Holdings LLC, 144A, 8.25%, 12/31/2028	890,000	955,428
Buckeye Partners LP, 144A, 4.5%, 3/1/2028	740,000	740,925
Cheniere Energy Partners LP, 4.5%, 10/1/2029	3,039,000	3,171,956
Cheniere Energy, Inc., 144A, 4.625%, 10/15/2028	290,000	302,369
CNX Resources Corp.:
144A, 6.0%, 1/15/2029	1,610,000	1,718,353
144A, 7.25%, 3/14/2027	1,160,000	1,253,055
Comstock Resources, Inc.:
144A, 6.75%, 3/1/2029	1,135,000	1,159,402
144A, 7.5%, 5/15/2025	223,000	230,320
Continental Resources, Inc., 144A, 5.75%, 1/15/2031	690,000	800,400
DCP Midstream Operating LP:
5.125%, 5/15/2029	750,000	800,625
5.375%, 7/15/2025	2,677,000	2,938,007
5.625%, 7/15/2027	520,000	567,923
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026	1,685,000	1,745,020
144A, 5.75%, 1/30/2028	285,000	304,238
144A, 6.625%, 7/15/2025	385,000	410,025
EQM Midstream Partners LP:
144A, 4.5%, 1/15/2029	705,000	699,713
144A, 4.75%, 1/15/2031	915,000	905,749
5.5%, 7/15/2028	580,000	616,076
144A, 6.0%, 7/1/2025	1,430,000	1,562,275
144A, 6.5%, 7/1/2027	815,000	899,951
EQT Corp.:
5.0%, 1/15/2029	1,020,000	1,114,064
7.625%, 2/1/2025	940,000	1,081,954
8.5%, 2/1/2030	1,715,000	2,193,056
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	1,665,000	1,794,037
Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	1,750,000	1,780,625
The accompanying notes are an integral part of the financial statements.
18 |	DWS Global High Income Fund

	Principal Amount ($)(a)	Value ($)
144A, 6.0%, 2/1/2031	1,270,000	1,308,100
144A, 6.25%, 11/1/2028	320,000	332,150
Indigo Natural Resources LLC, 144A, 5.375%, 2/1/2029	1,180,000	1,171,150
NuStar Logistics LP:
5.75%, 10/1/2025	905,000	974,006
6.375%, 10/1/2030	650,000	715,813
Occidental Petroleum Corp.:
5.5%, 12/1/2025	1,590,000	1,709,250
5.55%, 3/15/2026	1,095,000	1,175,756
6.125%, 1/1/2031	2,915,000	3,242,937
6.45%, 9/15/2036	1,220,000	1,386,225
6.625%, 9/1/2030	2,500,000	2,850,000
8.0%, 7/15/2025 (c)	1,810,000	2,113,175
8.5%, 7/15/2027	1,050,000	1,277,062
Parkland Corp., 144A, 5.875%, 7/15/2027	1,630,000	1,735,624
Range Resources Corp.:
144A, 8.25%, 1/15/2029	1,980,000	2,147,845
144A, 9.25%, 2/1/2026	570,000	625,906
Rattler Midstream LP, 144A, 5.625%, 7/15/2025	835,000	879,881
Southwestern Energy Co.:
6.45%, 1/23/2025	1,274,000	1,375,920
7.75%, 10/1/2027 (c)	1,180,000	1,268,417
8.375%, 9/15/2028 (c)	570,000	626,270
Sunoco LP:
144A, 4.5%, 5/15/2029	663,000	669,630
5.875%, 3/15/2028	285,000	301,388
6.0%, 4/15/2027	394,000	414,311
Targa Resources Partners LP:
144A, 4.875%, 2/1/2031	350,000	365,211
5.0%, 1/15/2028	3,040,000	3,200,512
5.5%, 3/1/2030	810,000	876,088
USA Compression Partners LP:
6.875%, 4/1/2026	1,133,000	1,188,166
6.875%, 9/1/2027	960,000	1,010,112
Vine Energy Holdings LLC, 144A, 6.75%, 4/15/2029	4,190,000	4,191,802
Western Midstream Operating LP, 4.35%, 2/1/2025	835,000	882,729
		80,371,839
Financials 2.0%
AG Issuer LLC, 144A, 6.25%, 3/1/2028	875,000	906,719
AmWINS Group, Inc., 144A, 7.75%, 7/1/2026	645,000	684,506
Intesa Sanpaolo SpA:
144A, 5.017%, 6/26/2024	900,000	977,643
The accompanying notes are an integral part of the financial statements.
DWS Global High Income Fund	| 19

	Principal Amount ($)(a)		Value ($)
144A, 5.71%, 1/15/2026		2,100,000	2,354,865
LD Holdings Group LLC:
144A, 6.125%, 4/1/2028		180,000	180,450
144A, 6.5%, 11/1/2025		714,000	751,485
Navient Corp., 6.125%, 3/25/2024		3,931,000	4,152,119
Nielsen Finance LLC, 144A, 5.875%, 10/1/2030		880,000	963,600
OneMain Finance Corp.:
5.375%, 11/15/2029		860,000	927,519
8.875%, 6/1/2025		500,000	553,125
Sabre GLBL, Inc., 144A, 7.375%, 9/1/2025		300,000	326,625
Shift4 Payments LLC, 144A, 4.625%, 11/1/2026		170,000	177,225
			12,955,881
Health Care 8.4%
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		2,470,000	2,553,362
AdaptHealth LLC:
144A, 4.625%, 8/1/2029		680,000	676,199
144A, 6.125%, 8/1/2028		885,000	929,250
Avantor Funding, Inc., 144A, 4.625%, 7/15/2028		285,000	298,538
Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027		2,475,000	2,756,531
144A, 9.25%, 4/1/2026		4,900,000	5,427,730
Bausch Health Companies, Inc.:
144A, 5.25%, 2/15/2031		620,000	620,843
144A, 6.125%, 4/15/2025		3,685,000	3,762,496
144A, 9.0%, 12/15/2025		6,850,000	7,433,620
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,400,000	1,389,500
144A, 5.625%, 3/15/2027		755,000	800,300
144A, 6.0%, 1/15/2029		755,000	794,762
144A, 6.875%, 4/15/2029		1,085,000	1,133,825
Emergent BioSolutions, Inc., 144A, 3.875%, 8/15/2028		360,000	337,500
Encompass Health Corp.:
4.5%, 2/1/2028		380,000	393,775
4.75%, 2/1/2030		1,625,000	1,706,250
Endo Luxembourg Finance Company I Sarl, 144A, 6.125%, 4/1/2029		745,000	737,550
HCA, Inc., 5.625%, 9/1/2028		3,630,000	4,233,487
IQVIA, Inc., 144A, 5.0%, 5/15/2027		600,000	627,750
Jazz Securities DAC, 144A, 4.375%, 1/15/2029		360,000	368,100
Kedrion SpA, 3.375%, 5/15/2026	EUR	620,000	746,170
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		2,740,000	2,740,548
The accompanying notes are an integral part of the financial statements.
20 |	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
Molina Healthcare, Inc.:
144A, 3.875%, 11/15/2030		920,000	947,600
144A, 4.375%, 6/15/2028		940,000	965,850
Organon Finance 1 LLC, 144A, 4.125%, 4/30/2028		2,000,000	2,048,980
Owens & Minor, Inc., 144A, 4.5%, 3/31/2029		700,000	706,867
Prestige Brands, Inc., 144A, 5.125%, 1/15/2028		925,000	968,938
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025		865,000	930,463
RegionalCare Hospital Partners Holdings, Inc., 144A, 9.75%, 12/1/2026		595,000	642,600
RP Escrow Issuer LLC, 144A, 5.25%, 12/15/2025		505,000	525,660
Select Medical Corp., 144A, 6.25%, 8/15/2026		1,295,000	1,376,889
Syneos Health, Inc., 144A, 3.625%, 1/15/2029		1,170,000	1,143,675
Tenet Healthcare Corp.:
4.625%, 7/15/2024		600,000	609,060
144A, 4.875%, 1/1/2026		1,710,000	1,776,690
5.125%, 5/1/2025		1,000,000	1,012,000
144A, 6.125%, 10/1/2028		950,000	1,002,250
144A, 6.25%, 2/1/2027		900,000	943,875
			56,069,483
Industrials 13.3%
American Airlines, Inc.:
144A, 5.5%, 4/20/2026		1,750,000	1,837,500
144A, 5.75%, 4/20/2029		1,705,000	1,826,907
ATS Automation Tooling Systems, Inc., 144A, 4.125%, 12/15/2028		1,370,000	1,380,275
Bombardier, Inc.:
144A, 6.0%, 10/15/2022		687,000	687,172
144A, 7.5%, 3/15/2025		1,170,000	1,167,806
Brundage-Bone Concrete Pumping Holdings, Inc., 144A, 6.0%, 2/1/2026		685,000	720,870
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028		970,000	993,270
Cimpress PLC, 144A, 7.0%, 6/15/2026		900,000	947,250
Clark Equipment Co., 144A, 5.875%, 6/1/2025		555,000	588,994
Covanta Holding Corp., 5.0%, 9/1/2030		2,450,000	2,514,312
CP Atlas Buyer, Inc., 144A, 7.0%, 12/1/2028		325,000	337,061
Delta Air Lines, Inc.:
144A, 4.5%, 10/20/2025		3,300,000	3,539,751
144A, 4.75%, 10/20/2028		1,040,000	1,142,048
144A, 7.0%, 5/1/2025		1,130,000	1,314,006
Deutsche Lufthansa AG, REG S, 3.75%, 2/11/2028	EUR	1,500,000	1,827,125
EnerSys, 144A, 4.375%, 12/15/2027		790,000	827,525
Forterra Finance LLC, 144A, 6.5%, 7/15/2025		320,000	345,600
The accompanying notes are an integral part of the financial statements.
DWS Global High Income Fund	| 21

	Principal Amount ($)(a)		Value ($)
Fortress Transportation and Infrastructure Investors LLC:
144A, 5.5%, 5/1/2028		285,000	295,331
144A, 9.75%, 8/1/2027		320,000	369,600
GFL Environmental, Inc.:
144A, 4.25%, 6/1/2025 (c)		6,785,000	6,988,550
144A, 5.125%, 12/15/2026		430,000	450,425
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026		2,225,000	2,350,156
Hillenbrand, Inc., 5.75%, 6/15/2025		1,605,000	1,719,356
Howmet Aerospace, Inc., 6.875%, 5/1/2025		1,580,000	1,832,800
Imola Merger Corp., 144A, 4.75%, 5/15/2029		4,500,000	4,674,150
Jaguar Holding Co. II:
144A, 4.625%, 6/15/2025		520,000	546,614
144A, 5.0%, 6/15/2028		445,000	485,273
JELD-WEN, Inc., 144A, 4.625%, 12/15/2025		965,000	984,300
Masonite International Corp., 144A, 5.375%, 2/1/2028		5,166,000	5,450,130
MasTec, Inc., 144A, 4.5%, 8/15/2028		600,000	625,500
Metis Merger Sub LLC, 6.5%, 5/15/2029 (b)		740,000	740,000
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027		1,452,000	1,593,570
Moog, Inc., 144A, 4.25%, 12/15/2027		1,450,000	1,489,875
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		1,200,000	1,236,000
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028		1,875,000	1,999,219
Patrick Industries, Inc., 144A, 4.75%, 5/1/2029		1,675,000	1,679,187
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027		750,000	724,688
144A, 6.25%, 1/15/2028		2,355,000	2,460,975
Renk AG/Frankfurt am Main, 144A, 5.75%, 7/15/2025	EUR	1,190,000	1,495,844
Rolls-Royce PLC, 144A, 5.75%, 10/15/2027		1,830,000	1,962,675
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,395,000	1,405,463
Spirit AeroSystems, Inc., 144A, 7.5%, 4/15/2025		505,000	541,123
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025		3,335,000	3,755,510
Summit Materials LLC, 144A, 5.25%, 1/15/2029		310,000	326,275
TK Elevator Midco GmbH:
144A, 4.375%, 7/15/2027	EUR	4,950,000	6,248,812
144A, 3-month EURIBOR + 4.75%, 4.75% (d), 7/15/2027	EUR	2,500,000	3,046,951
TransDigm, Inc.:
144A, 4.625%, 1/15/2029		980,000	965,800
5.5%, 11/15/2027		1,260,000	1,311,156
Triumph Group, Inc., 144A, 6.25%, 9/15/2024		363,000	366,160
U.S. Concrete, Inc., 144A, 5.125%, 3/1/2029		320,000	330,400
United Airlines, Inc., 144A, 4.375%, 4/15/2026		2,000,000	2,075,440
Vertical Holdco GmbH, 144A, 7.625%, 7/15/2028		320,000	348,800
Vertical U.S. Newco, Inc., 144A, 5.25%, 7/15/2027		1,877,000	1,964,994
The accompanying notes are an integral part of the financial statements.
22 |	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
WESCO Distribution, Inc.:
144A, 7.125%, 6/15/2025		385,000	415,800
144A, 7.25%, 6/15/2028		1,050,000	1,165,500
			88,419,874
Information Technology 1.8%
Ahead DB Holdings LLC, 144A, 6.625%, 5/1/2028		1,490,000	1,516,075
ams AG, 144A, 7.0%, 7/31/2025		3,560,000	3,791,400
Austin BidCo, Inc., 144A, 7.125%, 12/15/2028		355,000	360,325
Banff Merger Sub, Inc., 144A, 9.75%, 9/1/2026		810,000	861,637
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025		590,000	634,226
NCR Corp., 144A, 5.125%, 4/15/2029		2,375,000	2,443,281
Presidio Holdings, Inc.:
144A, 4.875%, 2/1/2027		505,000	520,150
144A, 8.25%, 2/1/2028		320,000	348,800
Science Applications International Corp., 144A, 4.875%, 4/1/2028		330,000	340,313
SS&C Technologies, Inc., 144A, 5.5%, 9/30/2027		660,000	701,168
Unisys Corp., 144A, 6.875%, 11/1/2027		484,000	531,190
			12,048,565
Materials 14.6%
Arconic Corp., 144A, 6.125%, 2/15/2028		2,105,000	2,236,562
ARD Finance SA, 144A, 6.5% (d), 6/30/2027		1,500,000	1,569,375
Ardagh Packaging Finance PLC:
144A, 4.125%, 8/15/2026		6,425,000	6,609,719
144A, 5.25%, 8/15/2027		470,000	480,380
144A, 6.0%, 2/15/2025		999,000	1,030,738
Axalta Coating Systems LLC, 144A, 4.75%, 6/15/2027		3,020,000	3,163,450
Cascades, Inc.:
144A, 5.125%, 1/15/2026		335,000	355,100
144A, 5.375%, 1/15/2028		1,450,000	1,510,987
Chemours Co.:
4.0%, 5/15/2026	EUR	1,000,000	1,217,126
5.375%, 5/15/2027 (c)		895,000	959,888
144A, 5.75%, 11/15/2028		3,405,000	3,617,200
Clearwater Paper Corp.:
144A, 4.75%, 8/15/2028		930,000	937,040
144A, 5.375%, 2/1/2025		313,000	331,780
Cleveland-Cliffs, Inc.:
144A, 4.625%, 3/1/2029 (c)		366,000	372,863
144A, 4.875%, 3/1/2031 (c)		1,095,000	1,114,163
144A, 6.75%, 3/15/2026		1,465,000	1,589,525
The accompanying notes are an integral part of the financial statements.
DWS Global High Income Fund	| 23

	Principal Amount ($)(a)		Value ($)
Constellium SE:
144A, 3.75%, 4/15/2029 (c)		2,512,000	2,458,620
144A, 4.25%, 2/15/2026	EUR	1,440,000	1,763,700
144A, 5.625%, 6/15/2028		2,170,000	2,300,200
144A, 5.75%, 5/15/2024		425,000	427,639
144A, 5.875%, 2/15/2026		485,000	499,550
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026		1,640,000	1,722,000
144A, 6.875%, 10/15/2027		4,230,000	4,642,425
Freeport-McMoRan, Inc., 4.625%, 8/1/2030		920,000	1,015,450
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		2,215,000	2,248,225
144A, 6.125%, 4/1/2029		3,100,000	3,296,273
Illuminate Buyer LLC, 144A, 9.0%, 7/1/2028		170,000	190,400
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/2026		2,440,000	2,436,950
Ingevity Corp., 144A, 3.875%, 11/1/2028		830,000	826,746
Kaiser Aluminum Corp., 144A, 4.625%, 3/1/2028		380,000	390,450
Kraton Polymers LLC, 144A, 4.25%, 12/15/2025		760,000	771,400
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	2,150,000	2,623,609
LABL Escrow Issuer LLC, 144A, 6.75%, 7/15/2026		835,000	899,713
Mauser Packaging Solutions Holding Co.:
REG S, 4.75%, 4/15/2024	EUR	500,000	602,568
144A, 7.25%, 4/15/2025		1,165,000	1,132,962
Mercer International, Inc.:
144A, 5.125%, 2/1/2029		1,710,000	1,767,712
5.5%, 1/15/2026		510,000	522,832
Methanex Corp.:
5.125%, 10/15/2027		2,080,000	2,194,899
5.25%, 12/15/2029		600,000	633,750
Nouryon Holding BV, 144A, 8.0%, 10/1/2026		2,070,000	2,199,582
Novelis Corp.:
144A, 4.75%, 1/30/2030		4,260,000	4,430,400
144A, 5.875%, 9/30/2026		785,000	818,904
OI European Group BV, 144A, 4.0%, 3/15/2023		7,882,000	8,098,755
Olin Corp., 5.625%, 8/1/2029		889,000	962,520
Pro-Gest SpA, REG S, 3.25%, 12/15/2024	EUR	825,000	941,966
Resolute Forest Products, Inc., 144A, 4.875%, 3/1/2026 (c)		840,000	856,800
SCIH Salt Holdings, Inc.:
144A, 4.875%, 5/1/2028		1,450,000	1,446,375
144A, 6.625%, 5/1/2029		190,000	186,913
SpA Holdings 3 Oy:
144A, 3.625%, 2/4/2028	EUR	850,000	1,035,902
The accompanying notes are an integral part of the financial statements.
24 |	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
144A, 4.875%, 2/4/2028		2,460,000	2,475,375
SPCM SA, 144A, 4.875%, 9/15/2025		1,000,000	1,025,330
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026		1,625,000	1,690,000
thyssenkrupp AG, REG S, 1.875%, 3/6/2023	EUR	2,650,000	3,189,141
Tronox, Inc.:
144A, 4.625%, 3/15/2029		4,580,000	4,677,325
144A, 6.5%, 5/1/2025		300,000	320,436
United States Steel Corp., 6.875%, 3/1/2029		195,000	203,531
			97,023,224
Real Estate 3.8%
ADLER Group SA, REG S, 3.25%, 8/5/2025	EUR	1,500,000	1,878,359
Cushman & Wakefield U.S. Borrower LLC, 144A, 6.75%, 5/15/2028		1,215,000	1,300,050
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029		555,000	565,279
144A, (REIT), 5.0%, 7/15/2028		770,000	796,950
144A, (REIT), 5.25%, 7/15/2030		1,185,000	1,230,919
MGM Growth Properties Operating Partnership LP:
144A, (REIT), 3.875%, 2/15/2029		1,015,000	1,027,616
144A, (REIT), 4.625%, 6/15/2025		2,356,000	2,506,513
(REIT), 5.75%, 2/1/2027		2,165,000	2,414,657
Peach Property Finance GmbH, 144A, 4.375%, 11/15/2025	EUR	2,150,000	2,704,370
Realogy Group LLC:
144A, 5.75%, 1/15/2029		2,870,000	2,977,625
144A, 7.625%, 6/15/2025		1,900,000	2,075,750
Service Properties Trust:
(REIT), 5.5%, 12/15/2027 (c)		1,510,000	1,590,084
(REIT), 7.5%, 9/15/2025		1,665,000	1,887,130
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025		110,000	112,337
144A, (REIT), 3.75%, 2/15/2027		290,000	292,329
144A, (REIT), 4.125%, 8/15/2030		1,720,000	1,746,884
144A, (REIT), 4.625%, 12/1/2029		144,000	149,531
			25,256,383
Utilities 1.9%
AmeriGas Partners LP, 5.75%, 5/20/2027		675,000	754,785
Calpine Corp.:
144A, 4.5%, 2/15/2028		1,900,000	1,920,330
144A, 4.625%, 2/1/2029		300,000	295,500
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028		1,320,000	1,382,225
The accompanying notes are an integral part of the financial statements.
DWS Global High Income Fund	| 25

	Principal Amount ($)(a)	Value ($)
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031	1,705,000	1,670,394
144A, 5.25%, 6/15/2029	1,342,000	1,437,618
5.75%, 1/15/2028	1,545,000	1,641,562
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028	965,000	977,063
Pike Corp., 144A, 5.5%, 9/1/2028	350,000	360,500
Talen Energy Supply LLC:
144A, 7.25%, 5/15/2027	1,740,000	1,787,850
144A, 7.625%, 6/1/2028	600,000	621,930
		12,849,757
Total Corporate Bonds (Cost $626,629,334)		655,466,861
Government & Agency Obligations 0.2%
Sovereign Bonds
U.S. Treasury Bonds, 1.125%, 7/31/2021 (Cost $1,504,079)	1,500,000	1,503,963
Loan Participations and Assignments 0.3%
Senior Loans (d)
Brand Energy & Infrastructure Services, Inc., Term Loan, 3-month USD-LIBOR + 4.25%, 5.25%, 6/21/2024	1,193,799	1,163,100
Flex Acquisition Co., Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.5%, 4.0%, 2/23/2028	771,226	764,370
Total Loan Participations and Assignments (Cost $1,943,289)		1,927,470
	Shares	Value ($)
Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (Cost $0)	388	1,397
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $239,283)	1,219	65,880
The accompanying notes are an integral part of the financial statements.
26 |	DWS Global High Income Fund

	Shares	Value ($)
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.01% (f) (g) (Cost $8,993,493)	8,993,493	8,993,493
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 0.02% (f) (Cost $1,332,450)	1,332,450	1,332,450
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $640,641,928)	100.7	669,291,514
Other Assets and Liabilities, Net	(0.7)	(4,759,279)
Net Assets	100.0	664,532,235
A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2021 are as follows:
Value ($) at 10/31/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 4/30/2021	Value ($) at 4/30/2021
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.01% (f) (g)
15,429,600	—	6,436,107 (h)	—	—	8,455	—	8,993,493	8,993,493
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 0.02% (f)
6,487,401	156,592,364	161,747,315	—	—	1,606	—	1,332,450	1,332,450
21,917,001	156,592,364	168,183,422	—	—	10,061	—	10,325,943	10,325,943
*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at April 30, 2021 amounted to $8,689,872, which is 1.3% of net assets.
The accompanying notes are an integral part of the financial statements.
DWS Global High Income Fund	| 27

(d)	Variable or floating rate security. These securities are shown at their current rate as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
EURIBOR: Euro Interbank Offered Rate
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
At April 30, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	46,319,580	USD	55,952,084	5/28/2021	232,869	Toronto-Dominion Bank
EUR	1,998,696	USD	2,421,370	5/28/2021	17,078	State Street Bank and Trust
Total unrealized appreciation					249,947
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
28 |	DWS Global High Income Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$ —	$655,466,861	$ —	$655,466,861
Government & Agency Obligations	—	1,503,963	—	1,503,963
Loan Participations and Assignments	—	1,927,470	—	1,927,470
Common Stocks	1,397	—	—	1,397
Warrants	—	—	65,880	65,880
Short-Term Investments (a)	10,325,943	—	—	10,325,943
Derivatives (b)
Forward Foreign Currency Contracts	—	249,947	—	249,947
Total	$10,327,340	$659,148,241	$65,880	$669,541,461
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.
DWS Global High Income Fund	| 29

Statement of Assets and Liabilities
as of April 30, 2021 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $630,315,985) — including $8,689,872 of securities loaned	$ 658,965,571
Investment in DWS Government & Agency Securities Portfolio (cost $8,993,493)*	8,993,493
Investment in DWS Central Cash Management Government Fund (cost $1,332,450)	1,332,450
Foreign currency, at value (cost $997)	996
Receivable for investments sold	4,840,591
Receivable for investments sold — when-issued securities	1,960,000
Receivable for Fund shares sold	1,275,772
Interest receivable	8,650,581
Unrealized appreciation on forward foreign currency contracts	249,947
Other assets	83,288
Total assets	686,352,689
Liabilities
Payable upon return of securities loaned	8,993,493
Payable for investments purchased	2,911,953
Payable for investments purchased — when-issued securities	7,260,000
Payable for Fund shares repurchased	1,813,994
Distributions payable	334,122
Accrued management fee	179,626
Accrued Trustees' fees	3,800
Other accrued expenses and payables	323,466
Total liabilities	21,820,454
Net assets, at value	$ 664,532,235
Net Assets Consist of
Distributable earnings (loss)	22,881,126
Paid-in capital	641,651,109
Net assets, at value	$ 664,532,235
*	Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.
30 |	DWS Global High Income Fund

Statement of Assets and Liabilities as of April 30, 2021 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($36,448,475 ÷ 5,234,845 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.96
Maximum offering price per share (100 ÷ 95.50 of $6.96)	$ 7.29
Class T
Net Asset Value and redemption price per share ($12,266 ÷ 1,761 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.97
Maximum offering price per share (100 ÷ 97.50 of $6.97)	$ 7.15
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($21,118,855 ÷ 3,021,360 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)	$ 6.99
Class R6
Net Asset Value, offering and redemption price per share ($2,713,279 ÷ 391,211 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.94
Class S
Net Asset Value, offering and redemption price per share ($225,226,111 ÷ 32,177,313 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.00
Institutional Class
Net Asset Value, offering and redemption price per share ($379,013,249 ÷ 54,619,696 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.94
The accompanying notes are an integral part of the financial statements.
DWS Global High Income Fund	| 31

Statement of Operations
for the six months ended April 30, 2021 (Unaudited)

Investment Income
Income:
Interest (net of foreign taxes withheld of $180)	$ 16,543,668
Income distributions — DWS Central Cash Management Government Fund	1,606
Securities lending income, net of borrower rebates	8,455
Total income	16,553,729
Expenses:
Management fee	1,293,861
Administration fee	313,761
Services to shareholders	385,736
Distribution and service fees	152,167
Custodian fee	5,603
Professional fees	65,819
Reports to shareholders	31,258
Registration fees	42,597
Trustees' fees and expenses	10,317
Other	22,446
Total expenses before expense reductions	2,323,565
Expense reductions	(169,474)
Total expenses after expense reductions	2,154,091
Net investment income	14,399,638
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	11,942,533
Forward foreign currency contracts	(973,327)
Foreign currency	(180,435)
Payments by affiliates (see Note I)	4,653
10,793,424
Change in net unrealized appreciation (depreciation) on:
Investments	13,164,057
Forward foreign currency contracts	(272,777)
Foreign currency	5,471
12,896,751
Net gain (loss)	23,690,175
Net increase (decrease) in net assets resulting from operations	$ 38,089,813
The accompanying notes are an integral part of the financial statements.
32 |	DWS Global High Income Fund

Statements of Changes in Net Assets
	Six Months Ended April 30, 2021	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income	$ 14,399,638	$ 24,812,707
Net realized gain (loss)	10,793,424	(13,336,647)
Change in net unrealized appreciation (depreciation)	12,896,751	3,214,454
Net increase (decrease) in net assets resulting from operations	38,089,813	14,690,514
Distributions to shareholders:
Class A	(763,147)	(1,554,695)
Class T	(263)	(519)
Class C	(402,887)	(818,020)
Class R6	(62,001)	(115,465)
Class S	(5,402,580)	(10,889,703)
Institutional Class	(8,202,429)	(12,022,528)
Return of capital distributions to shareholders:
Class A	—	(92,983)
Class T	—	(31)
Class C	—	(48,924)
Class R6	—	(6,906)
Class S	—	(651,288)
Institutional Class	—	(719,038)
Total distributions	(14,833,307)	(26,920,100)
Fund share transactions:
Proceeds from shares sold	159,715,734	462,837,346
Reinvestment of distributions	12,914,918	23,186,059
Payments for shares redeemed	(143,587,597)	(361,918,465)
Net increase (decrease) in net assets from Fund share transactions	29,043,055	124,104,940
Increase (decrease) in net assets	52,299,561	111,875,354
Net assets at beginning of period	612,232,674	500,357,320
Net assets at end of period	$ 664,532,235	$ 612,232,674
The accompanying notes are an integral part of the financial statements.
DWS Global High Income Fund	| 33

Financial Highlights
DWS Global High Income Fund — Class A
	Six Months Ended 4/30/21	Years Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$6.71	$6.88	$6.63	$6.94	$6.70	$6.61
Income (loss) from investment operations:
Net investment income[a]	.15	.31	.32	.33	.32	.33
Net realized and unrealized gain (loss)	.25	(.15)	.31	(.31)	.24	.21
Total from investment operations	.40	.16	.63	.02	.56	.54
Less distributions from:
Net investment income	(.15)	(.29)	(.32)	(.33)	(.25)	(.31)
Net realized gains	—	(.02)	(.06)	—	—	(.12)
Return of capital	—	(.02)	—	—	(.07)	(.02)
Total distributions	(.15)	(.33)	(.38)	(.33)	(.32)	(.45)
Redemption fees	—	—	—	—	.00 *	.00 *
Net asset value, end of period	$6.96	$6.71	$6.88	$6.63	$6.94	$6.70
Total Return (%)[b]	6.00 c**	2.44 [c]	9.94 [c]	.31 [c]	8.53 [c]	8.42
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	36	32	35	34	46	65
Ratio of expenses before expense reductions (%)	.91 ***	.94	.95	.94	1.02	1.06
Ratio of expenses after expense reductions (%)	.85 ***	.85	.85	.85	.99	1.06
Ratio of net investment income (%)	4.27 ***	4.50	4.81	4.85	4.76	5.04
Portfolio turnover rate (%)	44 **	92	74	73	86	67
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
34 |	DWS Global High Income Fund

DWS Global High Income Fund — Class T
	Six Months Ended 4/30/21	Years Ended October 31,			Period Ended
	(Unaudited)	2020	2019	2018	10/31/17 [a]
Selected Per Share Data
Net asset value, beginning of period	$6.71	$6.89	$6.63	$6.95	$6.91
Income (loss) from investment operations:
Net investment income[b]	.15	.31	.32	.33	.13
Net realized and unrealized gain (loss)	.26	(.16)	.32	(.32)	.04
Total from investment operations	.41	.15	.64	.01	.17
Less distributions from:
Net investment income	(.15)	(.29)	(.32)	(.33)	(.10)
Net realized gains	—	(.02)	(.06)	—	—
Return of capital	—	(.02)	—	—	(.03)
Total distributions	(.15)	(.33)	(.38)	(.33)	(.13)
Net asset value, end of period	$6.97	$6.71	$6.89	$6.63	$6.95
Total Return (%)[c,d]	6.15 *	2.30	10.09	.16	2.47 *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	12	12	11	10	10
Ratio of expenses before expense reductions (%)	.93 **	.91	.94	.93	1.08 **
Ratio of expenses after expense reductions (%)	.85 **	.85	.85	.85	.85 **
Ratio of net investment income (%)	4.26 **	4.51	4.81	4.85	4.61 **
Portfolio turnover rate (%)	44 *	92	74	73	86 [e]
[a]	For the period from June 5, 2017 (commencement of operations of Class T) to October 31, 2017.
[b]	Based on average shares outstanding during the period.
[c]	Total return does not reflect the effect of any sales charges.
[d]	Total return would have been lower had certain expenses not been reduced.
[e]	Represents the Fund’s portfolio turnover rate for the year ended October 31, 2017.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Global High Income Fund	| 35

DWS Global High Income Fund — Class C
	Six Months Ended 4/30/21	Years Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$6.74	$6.91	$6.65	$6.97	$6.73	$6.64
Income (loss) from investment operations:
Net investment income[a]	.12	.26	.27	.28	.27	.28
Net realized and unrealized gain (loss)	.26	(.15)	.32	(.32)	.24	.21
Total from investment operations	.38	.11	.59	(.04)	.51	.49
Less distributions from:
Net investment income	(.13)	(.25)	(.27)	(.28)	(.21)	(.26)
Net realized gains	—	(.02)	(.06)	—	—	(.12)
Return of capital	—	(.01)	—	—	(.06)	(.02)
Total distributions	(.13)	(.28)	(.33)	(.28)	(.27)	(.40)
Redemption fees	—	—	—	—	.00 *	.00 *
Net asset value, end of period	$6.99	$6.74	$6.91	$6.65	$6.97	$6.73
Total Return (%)[b]	5.59 c**	1.69 [c]	9.27 [c]	(.57) [c]	7.73 [c]	7.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	22	20	21	25	22
Ratio of expenses before expense reductions (%)	1.66 ***	1.67	1.71	1.71	1.77	1.82
Ratio of expenses after expense reductions (%)	1.60 ***	1.60	1.60	1.60	1.72	1.82
Ratio of net investment income (%)	3.52 ***	3.75	4.06	4.10	3.98	4.27
Portfolio turnover rate (%)	44 **	92	74	73	86	67
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
36 |	DWS Global High Income Fund

DWS Global High Income Fund — Class R6
	Six Months Ended 4/30/21	Years Ended October 31,			Period Ended
	(Unaudited)	2020	2019	2018	10/31/17 [a]
Selected Per Share Data
Net asset value, beginning of period	$6.68	$6.86	$6.60	$6.92	$6.65
Income (loss) from investment operations:
Net investment income[b]	.16	.33	.34	.35	.34
Net realized and unrealized gain (loss)	.26	(.16)	.32	(.32)	.27
Total from investment operations	.42	.17	.66	.03	.61
Less distributions from:
Net investment income	(.16)	(.31)	(.34)	(.35)	(.26)
Net realized gains	—	(.02)	(.06)	—	—
Return of capital	—	(.02)	—	—	(.08)
Total distributions	(.16)	(.35)	(.40)	(.35)	(.34)
Redemption fees	—	—	—	—	.00 *
Net asset value, end of period	$6.94	$6.68	$6.86	$6.60	$6.92
Total Return (%)[c]	6.32 **	2.60	10.44	.44	9.14 **
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	2	1.01
Ratio of expenses before expense reductions (%)	.59 ***	1.06	.61	.60	.84 ***
Ratio of expenses after expense reductions (%)	.55 ***	.55	.55	.55	.73 ***
Ratio of net investment income (%)	4.57 ***	4.80	5.07	5.18	4.97 ***
Portfolio turnover rate (%)	44 **	92	74	73	86 [d]
[a]	For the period from November 1, 2016 (commencement of operations) to October 31, 2017.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Represents the Fund’s portfolio turnover rate for the year ended October 31, 2017.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Global High Income Fund	| 37

DWS Global High Income Fund — Class S
	Six Months Ended 4/30/21	Years Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$6.75	$6.92	$6.66	$6.98	$6.74	$6.65
Income (loss) from investment operations:
Net investment income[a]	.15	.32	.34	.35	.34	.34
Net realized and unrealized gain (loss)	.26	(.15)	.32	(.32)	.24	.21
Total from investment operations	.41	.17	.66	.03	.58	.55
Less distributions from:
Net investment income	(.16)	(.30)	(.34)	(.35)	(.26)	(.32)
Net realized gains	—	(.02)	(.06)	—	—	(.12)
Return of capital	—	(.02)	—	—	(.08)	(.02)
Total distributions	(.16)	(.34)	(.40)	(.35)	(.34)	(.46)
Redemption fees	—	—	—	—	.00 *	.00 *
Net asset value, end of period	$7.00	$6.75	$6.92	$6.66	$6.98	$6.74
Total Return (%)[b]	6.08 **	2.66	10.30	.38	8.59	8.78
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	225	239	304	298	368	272
Ratio of expenses before expense reductions (%)	.72 ***	.74	.76	.77	.84	.87
Ratio of expenses after expense reductions (%)	.65 ***	.65	.65	.65	.76	.85
Ratio of net investment income (%)	4.47 ***	4.70	5.00	5.05	4.93	5.24
Portfolio turnover rate (%)	44 **	92	74	73	86	67
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
38 |	DWS Global High Income Fund

DWS Global High Income Fund — Institutional Class
	Six Months Ended 4/30/21	Years Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$6.69	$6.86	$6.60	$6.92	$6.68	$6.59
Income (loss) from investment operations:
Net investment income[a]	.15	.32	.34	.35	.34	.34
Net realized and unrealized gain (loss)	.26	(.15)	.32	(.32)	.24	.21
Total from investment operations	.41	.17	.66	.03	.58	.55
Less distributions from:
Net investment income	(.16)	(.30)	(.34)	(.35)	(.26)	(.32)
Net realized gains	—	(.02)	(.06)	—	—	(.12)
Return of capital	—	(.02)	—	—	(.08)	(.02)
Total distributions	(.16)	(.34)	(.40)	(.35)	(.34)	(.46)
Redemption fees	—	—	—	—	.00 *	.00 *
Net asset value, end of period	$6.94	$6.69	$6.86	$6.60	$6.92	$6.68
Total Return (%)	6.14 b**	2.70 [b]	10.40 [b]	.40 [b]	8.86 [b]	8.75
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	379	317	139	60	68	56
Ratio of expenses before expense reductions (%)	.64 ***	.68	.69	.68	.73	.75
Ratio of expenses after expense reductions (%)	.60 ***	.60	.60	.60	.69	.75
Ratio of net investment income (%)	4.52 ***	4.74	4.99	5.10	5.00	5.33
Portfolio turnover rate (%)	44 **	92	74	73	86	67
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Global High Income Fund	| 39

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Global High Income Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class T shares are closed to new purchases, except in connection with the reinvestment of dividends or other distributions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective May 10, 2021, Class C shares automatically convert to Class A shares in the same fund after 8 years instead of 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards
40 |	DWS Global High Income Fund

Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may
DWS Global High Income Fund	| 41

include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months
42 |	DWS Global High Income Fund

ended April 30, 2021, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.01% annualized effective rate as of April 30, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of April 30, 2021, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.
Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
DWS Global High Income Fund	| 43

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At October 31, 2020, the Fund had net tax basis capital loss carryforwards of approximately $15,189,000, including short-term losses ($7,033,000) and long-term losses ($8,156,000), which may be applied against realized net taxable capital gains indefinitely.
At April 30, 2021, the aggregate cost of investments for federal income tax purposes was $641,425,107. The net unrealized appreciation for all investments based on tax cost was $27,866,407. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $29,258,500 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,392,093.
The Fund has reviewed the tax positions for the open tax years as of October 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to securities sold at a loss and forward foreign currency exchange contracts. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
44 |	DWS Global High Income Fund

The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.	Derivative Instruments
Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2021, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
DWS Global High Income Fund	| 45

A summary of the open forward currency contracts as of April 30, 2021, is included in a table following the Fund’s Investment Portfolio. For the six months ended April 30, 2021, the investment in forward currency contracts short vs. US dollars had a total contract value generally indicative of a range from approximately $56,544,000 to approximately $59,037,000.
The following table summarizes the value of the Fund’s derivative instruments held as of April 30, 2021 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$ 249,947
The above derivative is located in the following Statement of Assets and Liabilities account:
(a)	Unrealized appreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2021 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (a)	$ (973,327)
The above derivative is located in the following Statement of Operations account:
(a)	Net realized gain (loss) from forward foreign currency contracts
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (a)	$ (272,777)
The above derivative is located in the following Statement of Operations account:
(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
As of April 30, 2021, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to
46 |	DWS Global High Income Fund

mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
State Street Bank and Trust	$ 17,078	$ —	$ —	$ 17,078
Toronto-Dominion Bank	232,869	—	—	232,869
	$ 249,947	$ —	$ —	$ 249,947
C.	Purchases and Sales of Securities
During the six months ended April 30, 2021, purchases and sales of investment securities (excluding short-term investments) aggregated $317,841,341 and $277,611,472, respectively. There were no purchases and sales of U.S. Treasury securities during the period.
D.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the annualized rate (exclusive of any applicable waivers/reimbursements) of 0.40%.
For the period from November 1, 2020 through January 31, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses
DWS Global High Income Fund	| 47

such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.85%
Class T	.85%
Class C	1.60%
Class R6	.55%
Class S	.65%
Institutional Class	.60%
For the six months ended April 30, 2021, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 10,870
Class T	5
Class C	6,286
Class R6	559
Class S	84,647
Institutional Class	67,107
$ 169,474
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2021, the Administration Fee was $313,761, of which $53,293 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing
48 |	DWS Global High Income Fund

fee it receives from the Fund. For the six months ended April 30, 2021, amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2021
Class A	$ 3,381	$ 1,279
Class T	13	3
Class C	338	226
Class R6	497	301
Class S	26,317	8,022
Institutional Class	—	—
	$ 30,546	$ 9,831
In addition, for the six months ended April 30, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 16,856
Class C	10,947
Class S	170,017
Institutional Class	148,407
$ 346,227
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2021, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2021
Class C	$ 82,746	$ 13,269
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, T and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder
DWS Global High Income Fund	| 49

accounts the firms service. For the six months ended April 30, 2021, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2021	Annualized Rate
Class A	$ 41,849	$ 13,449.24%
Class T	9	9.15%
Class C	27,563	8,205.25%
	$ 69,421	$ 21,663
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2021 aggregated $2,181.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2021, the CDSC for Class C shares aggregated $3,689. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended April 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $654, of which $198 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the
50 |	DWS Global High Income Fund

investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended April 30, 2021, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $636.
E.	Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.
F.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2021.
DWS Global High Income Fund	| 51

G.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,412,196	$ 9,792,738	3,348,107	$ 22,154,367
Class C	284,048	1,977,964	1,137,680	7,545,479
Class R6	96,605	668,989	174,001	1,131,475
Class S	3,378,784	23,547,592	13,225,896	88,188,443
Institutional Class	17,872,078	123,728,451	52,119,698	343,817,582
		$ 159,715,734		$ 462,837,346
Shares issued to shareholders in reinvestment of distributions
Class A	99,110	$ 688,296	220,929	$ 1,458,374
Class T	38	263	83	548
Class C	56,001	390,502	122,925	815,457
Class R6	1,645	11,381	2,681	17,468
Class S	695,650	4,856,701	1,518,859	10,099,219
Institutional Class	1,006,700	6,967,775	1,637,696	10,794,993
		$ 12,914,918		$ 23,186,059
Shares redeemed
Class A	(1,058,465)	$ (7,349,427)	(3,937,029)	$ (26,157,411)
Class C	(575,187)	(4,014,723)	(939,645)	(6,114,620)
Class R6	(85,521)	(591,897)	(138,486)	(907,279)
Class S	(7,256,163)	(50,725,677)	(23,284,140)	(156,302,980)
Institutional Class	(11,690,275)	(80,905,873)	(26,513,506)	(172,436,175)
		$ (143,587,597)		$ (361,918,465)
52 |	DWS Global High Income Fund

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	452,841	$ 3,131,607	(367,993)	$ (2,544,670)
Class T	38	263	83	548
Class C	(235,138)	(1,646,257)	320,960	2,246,316
Class R6	12,729	88,473	38,196	241,664
Class S	(3,181,729)	(22,321,384)	(8,539,385)	(58,015,318)
Institutional Class	7,188,503	49,790,353	27,243,888	182,176,400
		$ 29,043,055		$ 124,104,940
H.	Payments by Affiliates
During the six months ended April 30, 2021, the Advisor agreed to reimburse the Fund $4,653 for losses incurred on trades executed incorrectly. The amount reimbursed was less than 0.00% of the Fund’s average net assets, thus having no impact on the Fund’s total return.
I.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the
DWS Global High Income Fund	| 53

impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
54 |	DWS Global High Income Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2020 to April 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
DWS Global High Income Fund	| 55

Expenses and Value of a $1,000 Investment
For the six months ended April 30, 2021 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/21	$1,060.00	$1,061.50	$1,055.90	$1,063.20	$1,060.80	$1,061.40
Expenses Paid per $1,000*	$ 4.34	$ 4.34	$ 8.16	$ 2.81	$ 3.32	$ 3.07
Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/21	$1,020.58	$1,020.58	$1,016.86	$1,022.07	$1,021.57	$1,021.82
Expenses Paid per $1,000*	$ 4.26	$ 4.26	$ 8.00	$ 2.76	$ 3.26	$ 3.01
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class T	Class C	Class R6	Class S	Institutional Class
DWS Global High Income Fund	.85%	.85%	1.60%	.55%	.65%	.60%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
56 |	DWS Global High Income Fund

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2021, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period” ). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
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Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Global High Income Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries
58 |	DWS Global High Income Fund

throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three-, and five-year periods ended December 31, 2019, the Fund’s performance (Class A shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2019.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions,
DWS Global High Income Fund	| 59

Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages both an institutional account and a DWS Europe Fund comparable to the Fund. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund.
60 |	DWS Global High Income Fund

The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft- dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing
DWS Global High Income Fund	| 61

investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order” ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
62 |	DWS Global High Income Fund

Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
DWS Global High Income Fund	| 63

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	SGHAX	SGHTX	SGHCX	SGHSX	MGHYX
CUSIP Number	25155T 882	25155T 296	25155T 700	25155T 601	25155T 502
Fund Number	416	1716	716	2100	596
For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Class R6
Nasdaq Symbol	SGHRX
CUSIP Number	25155T 353
Fund Number	1616
64 |	DWS Global High Income Fund

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Global High Income Fund	| 65

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2020
66 |	DWS Global High Income Fund

Notes

DGHIF-3
(R-027570-10 6/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	6/29/2021